EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost of Sales
Disclosure of defined benefit plans [line items]
Employer contributions	$ 14	$ 13